First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 0.2%
	Food Products – 0.2%
8,000	Dairy Farmers of America, Inc. (a)	7.88%	(b)	$807,696
	(Cost $807,000)
$1,000 PAR PREFERRED SECURITIES – 1.8%
	Banks – 1.8%
1,555	Bank of America Corp., Series L	7.25%	(b)	2,300,700
3,195	Wells Fargo & Co., Series L	7.50%	(b)	4,832,470
	Total $1,000 Par Preferred Securities			7,133,170
	(Cost $6,586,433)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 93.0%
	Banks – 38.7%
$4,950,000	Australia & New Zealand Banking Group Ltd. (a) (c) (d)	6.75%	(b)	5,820,383
1,145,000	Australia & New Zealand Banking Group Ltd. (c) (d) (e)	6.75%	(b)	1,346,331
3,600,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (d)	6.50%	(b)	3,928,500
400,000	Banco Mercantil del Norte S.A. (c) (d) (e)	6.88%	(b)	413,236
900,000	Banco Mercantil del Norte S.A. (a) (c) (d)	7.50%	(b)	1,018,017
842,000	Banco Mercantil del Norte S.A. (a) (c) (d)	7.63%	(b)	961,913
1,400,000	Banco Mercantil del Norte S.A. (a) (c) (d)	8.38%	(b)	1,693,398
2,000,000	Banco Santander S.A. (c) (d)	4.75%	(b)	2,045,000
3,600,000	Banco Santander S.A. (c) (d) (e)	7.50%	(b)	3,962,502
2,400,000	Bank of America Corp., Series X (d)	6.25%	(b)	2,653,500
3,700,000	Bank of Nova Scotia (The) (d)	4.90%	(b)	4,065,375
1,450,000	Barclays PLC (c) (d)	6.13%	(b)	1,616,214
560,000	Barclays PLC (c) (d) (e)	7.88%	(b)	581,277
10,040,000	Barclays PLC (c) (d)	8.00%	(b)	11,389,125
700,000	BBVA Bancomer S.A. (a) (c) (d)	5.88%	09/13/34	761,737
2,300,000	BNP Paribas S.A. (a) (c) (d)	6.63%	(b)	2,509,691
4,000,000	BNP Paribas S.A. (a) (c) (d)	7.38%	(b)	4,668,780
3,200,000	Citigroup, Inc. (d)	3.88%	(b)	3,283,200
345,000	Citigroup, Inc. (d)	5.90%	(b)	362,906
1,281,000	Citigroup, Inc. (d)	5.95%	(b)	1,346,164
940,000	Citigroup, Inc., Series D (d)	5.35%	(b)	975,250
3,414,000	Citigroup, Inc., Series P (d)	5.95%	(b)	3,763,935
1,000,000	Citigroup, Inc., Series V (d)	4.70%	(b)	1,037,575
1,049,000	Citigroup, Inc., Series W (d)	4.00%	(b)	1,086,554
1,120,000	Citizens Financial Group, Inc., Series F (d)	5.65%	(b)	1,257,200
1,170,000	Citizens Financial Group, Inc., Series G (d)	4.00%	(b)	1,193,400
1,358,000	CoBank ACB, Series I (d)	6.25%	(b)	1,527,750
800,000	Comerica, Inc. (d)	5.63%	(b)	892,000
400,000	Commerzbank AG (c) (d) (e)	7.00%	(b)	434,782
2,806,000	Credit Agricole S.A. (a) (c) (d)	6.88%	(b)	3,141,163
1,100,000	Credit Agricole S.A. (a) (c) (d)	7.88%	(b)	1,243,011
1,000,000	Credit Agricole S.A. (c) (d) (e)	7.88%	(b)	1,130,010
2,400,000	Credit Agricole S.A. (a) (c) (d)	8.13%	(b)	2,928,410
2,400,000	Danske Bank A.S. (c) (d) (e)	4.38%	(b)	2,450,412
550,000	Danske Bank A.S. (c) (d) (e)	6.13%	(b)	588,415
850,000	Danske Bank A.S. (c) (d) (e)	7.00%	(b)	956,781
800,000	Farm Credit Bank of Texas, Series 3 (a) (d)	6.20%	(b)	866,000
1,100,000	Farm Credit Bank of Texas, Series 4 (a) (d)	5.70%	(b)	1,204,500
750,000	Fifth Third Bancorp, Series H (d)	5.10%	(b)	777,000
1,100,000	Fifth Third Bancorp, Series L (d)	4.50%	(b)	1,187,340

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$400,000	HSBC Holdings PLC (c) (d)	4.60%	(b)	$411,800
2,000,000	HSBC Holdings PLC (c) (d)	6.00%	(b)	2,215,000
3,070,000	HSBC Holdings PLC (c) (d)	6.38%	(b)	3,402,865
2,200,000	Huntington Bancshares, Inc., Series G (d)	4.45%	(b)	2,367,750
2,950,000	ING Groep N.V. (c) (d)	5.75%	(b)	3,262,213
1,400,000	ING Groep N.V. (c) (d)	6.50%	(b)	1,566,950
820,000	ING Groep N.V. (c) (d) (e)	6.88%	(b)	850,466
1,970,000	Intesa Sanpaolo S.p.A. (a) (c) (d)	7.70%	(b)	2,261,796
1,481,000	JPMorgan Chase & Co., Series Q (d)	5.15%	(b)	1,532,835
605,000	JPMorgan Chase & Co., Series R (d)	6.00%	(b)	640,166
5,424,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (f)	3.46%	(b)	5,432,600
475,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (f)	3.98%	(b)	477,324
1,550,000	Lloyds Banking Group PLC (c) (d)	6.75%	(b)	1,783,794
5,638,000	Lloyds Banking Group PLC (c) (d)	7.50%	(b)	6,369,474
2,000,000	M&T Bank Corp., Series G (d)	5.00%	(b)	2,141,300
800,000	Natwest Group PLC (c) (d)	4.60%	(b)	821,000
600,000	Natwest Group PLC (c) (d)	6.00%	(b)	668,250
1,550,000	Natwest Group PLC (c) (d)	8.00%	(b)	1,835,084
1,000,000	Natwest Group PLC (c) (d)	8.63%	(b)	1,003,225
2,425,000	Nordea Bank Abp (a) (c) (d)	6.63%	(b)	2,792,278
1,000,000	Regions Financial Corp., Series D (d)	5.75%	(b)	1,120,000
200,000	Skandinaviska Enskilda Banken AB (c) (d) (e)	5.13%	(b)	213,789
3,800,000	Societe Generale S.A. (a) (c) (d)	5.38%	(b)	4,113,500
916,000	Societe Generale S.A. (a) (c) (d)	7.38%	(b)	921,638
4,211,000	Societe Generale S.A. (a) (c) (d)	7.88%	(b)	4,695,686
400,000	Societe Generale S.A. (c) (d) (e)	7.88%	(b)	446,040
2,639,000	Societe Generale S.A. (a) (c) (d)	8.00%	(b)	3,118,968
1,500,000	Standard Chartered PLC (a) (c) (d)	6.00%	(b)	1,647,525
2,000,000	SVB Financial Group, Series C (d)	4.00%	(b)	2,082,500
1,000,000	Swedbank AB, Series NC5 (c) (d) (e)	5.63%	(b)	1,087,580
463,000	Texas Capital Bancshares, Inc. (d)	4.00%	05/06/31	482,252
1,028,000	Truist Financial Corp., Series P (d)	4.95%	(b)	1,125,660
3,850,000	UniCredit S.p.A. (c) (d) (e)	8.00%	(b)	4,280,719
750,000	UniCredit S.p.A. (a) (d)	5.46%	06/30/35	828,690
3,130,000	Wells Fargo & Co., Series BB (d)	3.90%	(b)	3,251,334
				154,320,788
	Capital Markets – 10.7%
4,820,000	Apollo Management Holdings L.P. (a) (d)	4.95%	01/14/50	5,017,228
500,000	Bank of New York Mellon (The) Corp., Series G (d)	4.70%	(b)	554,410
2,038,000	Charles Schwab (The) Corp., Series G (d)	5.38%	(b)	2,280,930
3,410,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(b)	3,567,712
3,370,000	Credit Suisse Group AG (a) (c) (d)	5.25%	(b)	3,542,712
500,000	Credit Suisse Group AG (a) (c) (d)	6.25%	(b)	546,863
3,900,000	Credit Suisse Group AG (a) (c) (d)	6.38%	(b)	4,336,156
314,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	347,380
4,150,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	4,502,750
1,000,000	EFG International AG (c) (d) (e)	5.50%	(b)	1,066,415
3,000,000	Goldman Sachs Group (The), Inc., Series Q (d)	5.50%	(b)	3,302,700
200,000	Goldman Sachs Group (The), Inc., Series R (d)	4.95%	(b)	215,440
765,000	Goldman Sachs Group (The), Inc., Series T (d)	3.80%	(b)	782,213
970,000	Goldman Sachs Group (The), Inc., Series U (d)	3.65%	(b)	976,790
2,800,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (f)	3.74%	(b)	2,811,257
2,204,000	Morgan Stanley, Series M (d)	5.88%	(b)	2,530,967
2,500,000	UBS Group AG (c) (d) (e)	6.88%	(b)	2,872,340

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$1,425,000	UBS Group AG (a) (c) (d)	7.00%	(b)	$1,566,709
1,500,000	UBS Group AG (c) (d) (e)	7.00%	(b)	1,649,168
313,000	UBS Group AG (c) (d) (e)	7.13%	(b)	313,541
				42,783,681
	Consumer Finance – 1.8%
2,897,000	American Express Co. (d)	3.55%	(b)	2,918,728
270,000	American Express Co., Series C, 3 Mo. LIBOR + 3.29% (f)	3.40%	(b)	270,669
1,781,000	Capital One Financial Corp., Series E, 3 Mo. LIBOR + 3.80% (f)	3.93%	(b)	1,785,310
1,932,000	Capital One Financial Corp., Series M (d)	3.95%	(b)	2,003,484
				6,978,191
	Diversified Financial Services – 3.0%
3,000,000	American AgCredit Corp. (a) (d)	5.25%	(b)	3,075,000
2,775,000	Ares Finance Co., III LLC (a) (d)	4.13%	06/30/51	2,792,943
2,250,000	Capital Farm Credit ACA, Series 1 (a) (d)	5.00%	(b)	2,351,250
650,000	Compeer Financial ACA (a) (d)	4.88%	(b)	663,000
1,250,000	Depository Trust & Clearing (The) Corp., Series D (a) (d)	3.38%	(b)	1,274,219
1,050,000	Voya Financial, Inc. (d)	5.65%	05/15/53	1,112,123
755,000	Voya Financial, Inc., Series A (d)	6.13%	(b)	815,400
				12,083,935
	Diversified Telecommunication Services – 1.3%
2,500,000	Koninklijke KPN N.V. (a) (d)	7.00%	03/28/73	2,706,250
2,326,000	Koninklijke KPN N.V. (d) (e)	7.00%	03/28/73	2,517,895
				5,224,145
	Electric Utilities – 4.8%
830,000	Duke Energy Corp. (d)	4.88%	(b)	886,440
7,862,000	Emera, Inc., Series 16-A (d)	6.75%	06/15/76	9,222,008
2,600,000	Enel S.p.A. (a) (d)	8.75%	09/24/73	3,007,433
1,428,000	Southern (The) Co., Series 21-A (d)	3.75%	09/15/51	1,458,916
4,500,000	Southern California Edison Co., Series E (d)	6.25%	(b)	4,575,954
				19,150,751
	Energy Equipment & Services – 0.5%
276,000	Transcanada Trust (d)	5.63%	05/20/75	301,323
1,600,000	Transcanada Trust (d)	5.50%	09/15/79	1,782,800
				2,084,123
	Food Products – 2.7%
700,000	Dairy Farmers of America, Inc. (g)	7.13%	(b)	710,500
1,400,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,613,878
6,146,000	Land O’Lakes, Inc. (a)	7.00%	(b)	6,399,523
1,490,000	Land O’Lakes, Inc. (a)	7.25%	(b)	1,607,382
535,000	Land O’Lakes, Inc. (a)	8.00%	(b)	577,800
				10,909,083
	Gas Utilities – 0.9%
3,414,000	South Jersey Industries, Inc.	5.02%	04/15/31	3,670,485
	Independent Power & Renewable Electricity Producers – 0.3%
1,100,000	AES Andes S.A. (a) (d)	6.35%	10/07/79	1,162,376
	Insurance – 15.3%
1,500,000	Allianz SE (a) (d)	3.50%	(b)	1,565,775

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$3,200,000	Asahi Mutual Life Insurance Co. (d) (e)	6.50%	(b)	$3,461,600
3,200,000	Asahi Mutual Life Insurance Co. (d) (e)	7.25%	(b)	3,283,039
3,858,000	Assurant, Inc. (d)	7.00%	03/27/48	4,495,550
5,300,000	Assured Guaranty Municipal Holdings, Inc. (a) (d)	6.40%	12/15/66	5,814,460
1,700,000	Assured Guaranty Municipal Holdings, Inc. (d) (e)	6.40%	12/15/66	1,867,814
4,370,000	AXIS Specialty Finance LLC (d)	4.90%	01/15/40	4,673,310
1,332,000	Enstar Finance LLC (d)	5.75%	09/01/40	1,421,930
5,000,000	Global Atlantic Fin Co. (a) (d)	4.70%	10/15/51	5,078,787
1,214,000	Kuvare US Holdings, Inc. (a) (d)	7.00%	02/17/51	1,263,608
1,000,000	La Mondiale SAM (d) (e)	5.88%	01/26/47	1,144,641
250,000	Lancashire Holdings Ltd. (d) (e)	5.63%	09/18/41	272,125
4,701,000	Markel Corp. (d)	6.00%	(b)	5,218,063
2,900,000	MetLife, Inc. (a)	9.25%	04/08/38	4,435,961
500,000	MetLife, Inc., Series G (d)	3.85%	(b)	524,375
400,000	PartnerRe Finance B LLC (d)	4.50%	10/01/50	420,249
3,200,000	Phoenix Group Holdings PLC (d) (e)	5.63%	(b)	3,432,822
3,500,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (f)	3.20%	05/15/55	3,513,159
830,000	Progressive (The) Corp., Series B (d)	5.38%	(b)	869,425
2,200,000	QBE Insurance Group Ltd. (a) (d)	5.88%	(b)	2,420,000
1,000,000	QBE Insurance Group Ltd. (a) (d)	7.50%	11/24/43	1,127,500
200,000	QBE Insurance Group Ltd. (d) (e)	7.50%	11/24/43	225,500
2,850,000	QBE Insurance Group Ltd. (d) (e)	6.75%	12/02/44	3,254,201
300,000	QBE Insurance Group Ltd. (d) (e)	5.88%	06/17/46	336,043
999,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (f)	2.78%	12/15/65	969,475
				61,089,412
	Multi-Utilities – 2.3%
3,470,000	CenterPoint Energy, Inc., Series A (d)	6.13%	(b)	3,671,694
948,000	CMS Energy Corp. (d)	3.75%	12/01/50	970,799
180,000	Dominion Energy, Inc., Series B (d)	4.65%	(b)	192,915
906,000	NiSource, Inc. (d)	5.65%	(b)	952,433
3,000,000	Sempra Energy (d)	4.88%	(b)	3,281,250
				9,069,091
	Oil, Gas & Consumable Fuels – 6.9%
949,000	BP Capital Markets PLC (d)	4.88%	(b)	1,050,116
1,600,000	Buckeye Partners L.P. (d)	6.38%	01/22/78	1,484,912
3,352,000	DCP Midstream L.P., Series A (d)	7.38%	(b)	3,266,643
1,152,000	DCP Midstream Operating L.P. (a) (d)	5.85%	05/21/43	1,071,331
1,026,000	Enbridge, Inc. (d)	6.25%	03/01/78	1,142,925
7,398,000	Enbridge, Inc., Series 16-A (d)	6.00%	01/15/77	8,219,478
2,000,000	Enbridge, Inc., Series 20-A (d)	5.75%	07/15/80	2,265,020
1,395,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (f)	3.19%	11/01/66	1,155,297
100,000	Energy Transfer L.P., Series B (d)	6.63%	(b)	98,615
1,013,000	Energy Transfer L.P., Series F (d)	6.75%	(b)	1,016,140
948,000	Energy Transfer L.P., Series H (d)	6.50%	(b)	975,312
4,715,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	2.91%	06/01/67	4,393,178
1,241,000	Enterprise Products Operating LLC, Series D (d)	4.88%	08/16/77	1,232,127
				27,371,094
	Trading Companies & Distributors – 2.7%
6,400,000	AerCap Holdings N.V. (d)	5.88%	10/10/79	6,729,344
1,127,000	Air Lease Corp., Series B (d)	4.65%	(b)	1,180,533
2,940,000	Aircastle Ltd. (a) (d)	5.25%	(b)	2,976,750
				10,886,627

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Transportation Infrastructure – 1.1%
$3,950,000	AerCap Global Aviation Trust (a) (d)	6.50%	06/15/45	$4,248,758
	Total Capital Preferred Securities			371,032,540
	(Cost $348,504,892)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.2%
	Insurance – 1.2%
4,450,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (a) (h)	7.63%	10/15/25	4,727,101
	(Cost $4,662,420)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
1,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	1,010,255
	(Cost $1,009,676)
Total Investments – 96.4%	384,710,762
(Cost $361,570,421) (i)
Net Other Assets and Liabilities – 3.6%	14,249,329
Net Assets – 100.0%	$398,960,091

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $128,211,785 or 32.1% of net assets.
(b)	Perpetual maturity.
(c)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2021, securities noted as such amounted to $126,102,762 or 31.6% of net assets. Of these securities, 3.8% originated in emerging markets, and 96.2% originated in foreign markets.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), this security paid all of its interest in cash.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,435,189 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $294,848. The net unrealized appreciation was $23,140,341.

LIBOR	London Interbank Offered Rate

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$100 Par Preferred Securities*	$ 807,696	$ —	$ 807,696	$ —
$1,000 Par Preferred Securities*	7,133,170	7,133,170	—	—
Capital Preferred Securities*	371,032,540	—	371,032,540	—
Foreign Corporate Bonds and Notes*	4,727,101	—	4,727,101	—
Corporate Bonds and Notes*	1,010,255	—	1,010,255	—
Total Investments	$ 384,710,762	$ 7,133,170	$ 377,577,592	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/22/21 to 03/23/21	$700,000	$101.50	$700,250	$710,500	0.18%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 to 07/23/21	1,400,000	115.28	1,561,084	1,613,878	0.40
				$2,261,334	$2,324,378	0.58%